Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Offsetting of derivatives
Offsetting of derivatives
	2021		2020
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	4.4	4.0	6.1	4.6
OTC	44.4	40.3	68.2	65.7
Exchange-traded	0.1	0.0	0.5	0.6
Interest rate products	48.9	44.3	74.8	70.9
OTC-cleared	0.2	0.2	0.2	0.2
OTC	20.0	22.0	23.1	27.7
Foreign exchange products	20.2	22.2	23.3	27.9
OTC	8.2	13.0	10.7	15.1
Exchange-traded	22.7	21.4	19.9	20.4
Equity/index-related products	30.9	34.4	30.6	35.5
OTC-cleared	1.3	1.4	0.7	0.7
OTC	3.3	4.3	3.9	4.9
Credit derivatives	4.6	5.7	4.6	5.6
OTC	1.4	0.5	1.6	0.7
Exchange-traded	0.1	0.1	0.1	0.1
Other products [1]	1.5	0.6	1.7	0.8
OTC-cleared	5.9	5.6	7.0	5.5
OTC	77.3	80.1	107.5	114.1
Exchange-traded	22.9	21.5	20.5	21.1
Total gross derivatives subject to enforceable master netting agreements	106.1	107.2	135.0	140.7
Offsetting (CHF billion)
OTC-cleared	(5.6)	(5.3)	(6.2)	(5.4)
OTC	(68.4)	(74.6)	(94.4)	(104.3)
Exchange-traded	(21.0)	(21.0)	(20.0)	(20.3)
Offsetting	(95.0)	(100.9)	(120.6)	(130.0)
of which counterparty netting	(83.0)	(83.0)	(103.2)	(103.2)
of which cash collateral netting	(12.0)	(17.9)	(17.4)	(26.8)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.3	0.3	0.8	0.1
OTC	8.9	5.5	13.1	9.8
Exchange-traded	1.9	0.5	0.5	0.8
Total net derivatives subject to enforceable master netting agreements	11.1	6.3	14.4	10.7
Total derivatives not subject to enforceable master netting agreements [2]	6.7	4.3	11.2	6.8
Total net derivatives presented in the consolidated balance sheets	17.8	10.6	25.6	17.5
of which recorded in trading assets and trading liabilities	17.6	10.6	25.5	17.5
of which recorded in other assets and other liabilities	0.2	0.0	0.1	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2021				2020
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	74.1	(16.6)	57.5		55.8	(7.5)	48.3
Securities borrowing transactions	22.2	0.0	22.2		25.1	(0.4)	24.7
Total subject to enforceable master netting agreements	96.3	(16.6)	79.7		80.9	(7.9)	73.0
Total not subject to enforceable master netting agreements [1]	24.2	–	24.2		19.3	–	19.3
Total	120.5	(16.6)	103.9	[2]	100.2	(7.9)	92.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 68,623 million and CHF 57,994 million of the total net amount as of the end of 2021 and 2020, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2021				2020
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	32.2	(16.6)	15.6		26.0	(7.9)	18.1
Securities lending transactions	15.4	0.0	15.4		16.6	0.0	16.6
Obligation to return securities received as collateral, at fair value	14.7	0.0	14.7		49.9	0.0	49.9
Total subject to enforceable master netting agreements	62.3	(16.6)	45.7		92.5	(7.9)	84.6
Total not subject to enforceable master netting agreements [1]	4.6	–	4.6		3.1	–	3.1
Total	66.9	(16.6)	50.3		95.6	(7.9)	87.7
of which securities sold under repurchase agreements and securities lending transactions	51.9	(16.6)	35.3	[2]	44.8	(7.9)	36.9	[2]
of which obligation to return securities received as collateral, at fair value	15.0	0.0	15.0		50.8	0.0	50.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 13,213 million and CHF 13,594 million of the total net amount as of the end of 2021 and 2020, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2021						2020
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	11.1	4.5		0.0		6.6	14.4	5.5		0.1		8.8
Securities purchased under resale agreements	57.5	57.5		0.0		0.0	48.3	48.3		0.0		0.0
Securities borrowing transactions	22.2	21.9		0.0		0.3	24.7	24.3		0.0		0.4
Total financial assets subject to enforceable master netting agreements	90.8	83.9		0.0		6.9	87.4	78.1		0.1		9.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	6.3	1.3		0.0		5.0	10.7	2.2		0.0		8.5
Securities sold under repurchase agreements	15.6	15.5		0.1		0.0	18.1	18.1		0.0		0.0
Securities lending transactions	15.4	15.3		0.0		0.1	16.6	16.3		0.0		0.3
Obligation to return securities received as collateral, at fair value	14.7	13.0		0.0		1.7	49.9	43.4		0.0		6.5
Total financial liabilities subject to enforceable master netting agreements	52.0	45.1		0.1		6.8	95.3	80.0		0.0		15.3
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	2021		2020
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	4.4	4.0	6.1	4.6
OTC	44.5	40.3	68.2	65.7
Exchange-traded	0.1	0.0	0.5	0.6
Interest rate products	49.0	44.3	74.8	70.9
OTC-cleared	0.2	0.2	0.2	0.2
OTC	20.0	22.0	23.1	27.7
Foreign exchange products	20.2	22.2	23.3	27.9
OTC	8.2	13.0	10.7	15.1
Exchange-traded	22.7	21.4	19.9	20.4
Equity/index-related products	30.9	34.4	30.6	35.5
OTC-cleared	1.3	1.4	0.7	0.7
OTC	3.3	4.3	3.9	4.9
Credit derivatives	4.6	5.7	4.6	5.6
OTC	1.4	0.5	1.6	0.8
Exchange-traded	0.1	0.1	0.1	0.1
Other products [1]	1.5	0.6	1.7	0.9
OTC-cleared	5.9	5.6	7.0	5.5
OTC	77.4	80.1	107.5	114.2
Exchange-traded	22.9	21.5	20.5	21.1
Total gross derivatives subject to enforceable master netting agreements	106.2	107.2	135.0	140.8
Offsetting (CHF billion)
OTC-cleared	(5.6)	(5.3)	(6.2)	(5.4)
OTC	(68.5)	(74.6)	(94.4)	(104.4)
Exchange-traded	(21.0)	(21.0)	(20.0)	(20.3)
Offsetting	(95.1)	(100.9)	(120.6)	(130.1)
of which counterparty netting	(83.0)	(83.0)	(103.2)	(103.2)
of which cash collateral netting	(12.1)	(17.9)	(17.4)	(26.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.3	0.3	0.8	0.1
OTC	8.9	5.5	13.1	9.8
Exchange-traded	1.9	0.5	0.5	0.8
Total net derivatives subject to enforceable master netting agreements	11.1	6.3	14.4	10.7
Total derivatives not subject to enforceable master netting agreements [2]	6.7	4.3	11.2	6.8
Total net derivatives presented in the consolidated balance sheets	17.8	10.6	25.6	17.5
of which recorded in trading assets and trading liabilities	17.6	10.6	25.5	17.5
of which recorded in other assets and other liabilities	0.2	0.0	0.1	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2021				2020
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	74.1	(16.6)	57.5		55.8	(7.5)	48.3
Securities borrowing transactions	22.2	0.0	22.2		25.1	(0.4)	24.7
Total subject to enforceable master netting agreements	96.3	(16.6)	79.7		80.9	(7.9)	73.0
Total not subject to enforceable master netting agreements [1]	24.2	–	24.2		19.3	–	19.3
Total	120.5	(16.6)	103.9	[2]	100.2	(7.9)	92.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 68,623 million and CHF 57,994 million of the total net amount as of the end of 2021 and 2020, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2021				2020
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	32.3	(16.6)	15.7		26.1	(7.9)	18.2
Securities lending transactions	15.4	0.0	15.4		16.6	0.0	16.6
Obligation to return securities received as collateral, at fair value	14.7	0.0	14.7		49.9	0.0	49.9
Total subject to enforceable master netting agreements	62.4	(16.6)	45.8		92.6	(7.9)	84.7
Total not subject to enforceable master netting agreements [1]	4.6	–	4.6		3.1	–	3.1
Total	67.0	(16.6)	50.4		95.7	(7.9)	87.8
of which securities sold under repurchase agreements and securities lending transactions	52.0	(16.6)	35.4	[2]	44.9	(7.9)	37.0	[2]
of which obligation to return securities received as collateral, at fair value	15.0	0.0	15.0		50.8	0.0	50.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 13,307 million and CHF 13,688 million of the total net amount as of the end of 2021 and 2020, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2021						2020
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	11.1	4.5		0.0		6.6	14.4	5.5		0.1		8.8
Securities purchased under resale agreements	57.5	57.5		0.0		0.0	48.3	48.3		0.0		0.0
Securities borrowing transactions	22.2	21.9		0.0		0.3	24.7	24.3		0.0		0.4
Total financial assets subject to enforceable master netting agreements	90.8	83.9		0.0		6.9	87.4	78.1		0.1		9.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	6.3	1.3		0.0		5.0	10.7	2.2		0.0		8.5
Securities sold under repurchase agreements	15.7	15.6		0.1		0.0	18.2	18.2		0.0		0.0
Securities lending transactions	15.4	15.3		0.0		0.1	16.6	16.3		0.0		0.3
Obligation to return securities received as collateral, at fair value	14.7	13.0		0.0		1.7	49.9	43.4		0.0		6.5
Total financial liabilities subject to enforceable master netting agreements	52.1	45.2		0.1		6.8	95.4	80.1		0.0		15.3
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.